Equity Method Investment in Joint Ventures	12 Months Ended
Jun. 30, 2024
Equity Method Investment in Joint Ventures
Equity Method Investment in Joint Ventures
5.	Equity Method Investment in Joint Ventures

Changes in the Company’s Investment in joint ventures for the year ended June 30, 2024 is summarized as follows:

	SWA Lithium	Texas Lithium	Total
Balance, May 7, 2024	$130,209	$71,287	$201,496
Loss from investment in joint ventures	(121)	(93)	(214)
Currency translation adjustment	(248)	(137)	(385)
Balance, June 30, 2024	$129,840	$71,057	$200,897

Summarized financial information for the Company’s interest in the joint ventures on a 100% basis as of June 30, 2024 are:

	SWA Lithium	Texas Lithium	Total
Net loss	$221	$172	$393
Company’s share of net loss	$121	$93	$214

	SWA Lithium	Texas Lithium	Total
Current assets	$16,513	$6,676	$23,189
Non-current assets	44,408	42,910	87,318
Total assets	60,921	49,586	110,507
Current liabilities	2,146	1,258	3,404
Total liabilities	2,146	1,258	3,404
Net assets	$58,775	$48,328	$107,103
Company’s share of joint ventures	32,326	26,581	58,907
Adjustments to the Company’s share of net assets	97,514	44,476	141,990
Carrying amount of investment in joint ventures	$129,840	$71,057	$200,897